Share-Based Payments - Schedule of Outstanding Potential Shares from Warrants (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Outstanding Potential Shares from Warrants [Line Items]
Outstanding potential shares from warrants	2,985,468	1,637,773	1,225,778
Executive Director [Member]
Schedule of the Outstanding Potential Shares from Warrants [Line Items]
Outstanding potential shares from warrants	1,289,375	489,375
Non-Executive Directors [Member]
Schedule of the Outstanding Potential Shares from Warrants [Line Items]
Outstanding potential shares from warrants	215,875	25,650
Management team (excluding the Executive Director) [Member]
Schedule of the Outstanding Potential Shares from Warrants [Line Items]
Outstanding potential shares from warrants	915,912	517,912
Other employees, consultants, and former service providers [Member]
Schedule of the Outstanding Potential Shares from Warrants [Line Items]
Outstanding potential shares from warrants	564,306	604,836